Segment Financials (Tables)	6 Months Ended
Jun. 30, 2015
Segment Financials [Abstract]
Schedule Of Segment Reporting Information, By Segment

	For the three months ended June 30, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 11,516	$ 0	$ 8,856	$ -	$ 20,372
Interest allocation	-	8,856	(8,856)	-	-
Interest expense	1,265	1,860	210	-	3,335
Net interest income	10,250	6,996	(210)	-	17,037
Provision for loan and lease losses	510	-	-	-	510
Non-interest income	10,901	16,034	(2,211)	-	24,724
Non-interest expense	11,627	31,174	3,633	-	46,434
Income (loss) from continuing operations before taxes	9,015	(8,144)	(6,054)	-	(5,183)
Income taxes	-	-	(2,684)	-	(2,684)
Income (loss) from continuing operations	9,015	(8,144)	(3,370)	-	(2,499)
Income from discontinued operations	-	-	-	2,673	2,673
Net income (loss)	$ 9,015	$ (8,144)	$ (3,370)	$ 2,673	$ 174

	For the three months ended June 30, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(restated)	(restated)	(restated)	(restated)	(restated)
	(in thousands)
Interest income	$ 8,787	$ 14	$ 8,809	$ -	$ 17,610
Interest allocation	-	8,809	(8,809)	-	-
Interest expense	987	1,541	291	-	2,819
Net interest income	7,800	7,282	(291)	-	14,791
Provision for loan and lease losses	1,173	-	-	-	1,173
Non-interest income	7,179	16,194	16	-	23,389
Non-interest expense	10,188	26,100	(2,276)	-	34,012
Income (loss) from continuing operations before taxes	3,618	(2,624)	2,001	-	2,995
Income taxes	-	-	1,343	-	1,343
Income (loss) from continuing operations	3,618	(2,624)	658	-	1,652
Loss from discontinued operations	-	-	-	8,670	8,670
Net income (loss)	$ 3,618	$ (2,624)	$ 658	$ 8,670	$ 10,322

	For the six months ended June 30, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(in thousands)
Interest income	$ 22,204	$ 10	$ 17,875	$ -	$ 40,089
Interest allocation	-	17,875	(17,875)	-	-
Interest expense	2,477	3,650	410	-	6,538
Net interest income	19,726	14,235	(410)	-	33,551
Provision	1,175	-	-	-	1,175
Non-interest income	14,914	32,772	(2,185)	-	45,501
Non-interest expense	22,076	57,153	8,065	-	87,294
Income (loss) from continuing operations before taxes	11,389	(10,145)	(10,661)	-	(9,417)
Income taxes	-	-	(5,111)	-	(5,111)
Income (loss) from continuing operations	11,389	(10,145)	(5,550)	-	(4,306)
Loss from discontinued operations	-	-	-	4,694	4,694
Net income (loss)	$ 11,389	$ (10,145)	$ (5,550)	$ 4,694	$ 388

	For the six months ended June 30, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
	(restated)	(restated)	(restated)	(restated)	(restated)
	(in thousands)
Interest income	$ 17,235	$ 29	$ 16,900	$ -	$ 34,165
Interest allocation	-	16,900	(16,900)	-	-
Interest expense	1,993	3,028	702	-	5,723
Net interest income	15,243	13,902	(702)	-	28,442
Provision	2,448	-	-	-	2,448
Non-interest income	14,081	32,956	30	-	47,067
Non-interest expense	20,159	43,993	1,065	-	65,217
Income (loss) from continuing operations before taxes	6,716	2,865	(1,737)	-	7,844
Income taxes	-	-	2,966	-	2,966
Income (loss) from continuing operations	6,716	2,865	(4,703)	-	4,878
Income from discontinued operations	-	-	-	7,071	7,071
Net income (loss)	$ 6,716	$ 2,865	$ (4,703)	$ 7,071	$ 11,949

June 30, 2015
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,248,477	$ 30,320	$ 2,727,651	$ 651,158	$ 4,657,607
Total liabilities	$ 1,213,905	$ 3,025,623	$ 102,324	$ -	$ 4,341,853

December 31, 2014
	Specialty finance	Payments	Corporate	Discontinued operations	Total
(in thousands)
Total assets	$ 1,099,914	$ 30,503	$ 2,967,971	$ 887,929	$ 4,986,317
Total liabilities	$ 1,165,567	$ 3,198,129	$ 303,598	$ -	$ 4,667,294